Other operating income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income [Abstract]
Capital gain, net	$ 37.6	$ 43.9	$ 10.9
Sundry	5.8	2.7	3.5
Total other operating income	$ 43.4	$ 46.6	$ 14.4